Other Non-Operating Income (Loss), Net	12 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Other Non-Operating Income (Loss), Net

Note 17 – Other Non-Operating Income (Loss), Net

Other non-operating income (loss), net, for the years ended June 30, 2022 and 2021 was as follows:

	June 30, 2022	June 30, 2021
Foreign exchange loss	$(149,573)	$(440,452)
Gain on sale of business	1,069,262	-
Other non-operating loss	(1,504,155)	(19,876)
Total	$(584,466)	$(460,328)

On June 10, 2022, the Company entered into and consummated the transaction contemplated by that certain asset purchase agreement by and between the Company and SCV CAPITAL, LLC (the “Buyer”) pursuant to which the Buyer agreed to acquire from the Company the Helix assets related to the Company’s ownership and operation of Helix Game Centers. The total purchase price for the Helix Game Centers was approximately $1,200,000, with the purchase price being primarily attributable to the Buyer’s assumption of certain liabilities related to the Helix Game Centers, including leases and sponsorship liabilities. The gain on sale of $1,069,262 was driven by the amounts of liabilities assumed by the Buyer. Other non-operating loss for the year ended June 30, 2022 includes the amount the Company agreed to pay the Holder of the Old Senior Convertible Note of $1,500,000 under the terms of a registration rights agreement (see Note 12).